united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

BTS TACTICAL FIXED INCOME VIT FUND

Semi-Annual Report

June 30, 2023

1-877-BTS-9820

(1-877-287-9820)

www.btsfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

BTS Tactical Fixed Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for the periods ended June 30, 2023, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception **
BTS Tactical Fixed Income VIT Fund - Class 1	(0.63)%	(1.15)%	(2.11)%	(0.15)%	(0.30)%
BTS Tactical Fixed Income VIT Fund - Class 2	(0.92)%	(1.76)%	(2.94)%	(0.60)%	(0.74)%
Bloomberg U.S. Aggregate Bond Index***	2.09%	(0.94)%	0.77%	1.52%	1.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total gross operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2023 are 1.88% and 2.38% for Class 1 and Class 2 shares, respectively. For performance information current to the most recent month-end, please call 1-877-287-9820.

**	Inception date is April 29, 2013.

***	The Bloomberg U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. dollars. The index was formerly known as the Barclays Capital U.S. Aggregate Bond Index and is still commonly referred to as such. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2023

Holdings By Asset Type	% of Net Assets
Exchange-Traded Funds	98.6%
Money Market Fund	1.6%
Collateral For Securities Loaned	26.2%
Liabilities in Excess of Other Assets	(26.4)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

BTS TACTICAL FIXED INCOME VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 10.1%
7,980	Invesco S&P 500 Low Volatility ETF	$501,224
6,762	iShares MSCI USA Min Vol Factor ETF	502,619
		1,003,843
	FIXED INCOME - 88.5%
34,519	iShares iBoxx $ High Yield Corporate Bond ETF(a)	2,591,341
7,170	SPDR Bloomberg Convertible Securities ETF	501,542
28,139	SPDR Bloomberg High Yield Bond ETF	2,589,632
9,685	VanEck High Yield Muni ETF	497,228
75,154	Xtrackers USD High Yield Corporate Bond ETF	2,592,813
		8,772,556

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,725,831)	9,776,399

	SHORT-TERM INVESTMENTS — 27.8%
	COLLATERAL FOR SECURITIES LOANED - 26.2%
2,594,200	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.97% (Cost $2,594,200)(b)(c)	2,594,200

	MONEY MARKET FUND - 1.6%
156,543	Fidelity Government Portfolio, Class I, 4.98% (Cost $156,543)(c)	156,543

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,750,743)	2,750,743

	TOTAL INVESTMENTS - 126.4% (Cost $12,476,574)	$12,527,142
	LIABILITIES IN EXCESS OF OTHER ASSETS - (26.4)%	(2,616,613)
	NET ASSETS - 100.0%	$9,910,529

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2023 was $2,552,380.

(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2023. Total collateral had a value of $2,594,200 at June 30, 2023.

(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2023

ASSETS
Investment securities:
At cost	$12,476,574
At fair value (includes securities on loan with a market value of $2,552,380)	$12,527,142
Dividends and interest receivable	10,815
Due from advisor	4,886
Prepaid expenses and other assets	2,123
TOTAL ASSETS	12,544,966

LIABILITIES
Securities lending collateral payable	2,594,200
Payable for Fund shares redeemed	16,484
Investment advisory fees payable	10,457
Accrued audit and tax fees payable	9,509
Payable to related parties	3,292
Accrued expenses and other liabilities	495
TOTAL LIABILITIES	2,634,437
NET ASSETS	$9,910,529

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$15,674,519
Accumulated losses	(5,763,990)
NET ASSETS	$9,910,529

Net Asset Value Per Share:
Class 1 Shares:
Net Assets	$10
Shares of beneficial interest outstanding	1
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.90	(a)

Class 2 Shares:
Net Assets	$9,910,519
Shares of beneficial interest outstanding	1,322,141
Net asset value, offering and redemption price per share (Net assets/Shares of beneficial interest)	$7.50

(a)	NAV does not recalculate due to rounding of net assets and shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME
Dividends	$120,465
Interest	50,531
Securities lending income	290
TOTAL INVESTMENT INCOME	171,286

EXPENSES
Investment advisory fees	43,513
Distribution (12b-1) fees:
Class 2	25,596
Administrative services fees	16,177
Accounting services fees	12,758
Audit and tax fees	8,800
Legal fees	7,234
Trustees’ fees and expenses	6,751
Compliance officer fees	3,858
Custodian fees	2,496
Printing and postage expenses	2,411
Insurance expense	1,344
Transfer agent fees	1,158
Other expenses	723
TOTAL EXPENSES	132,819

Fees waived by the Advisor	(4,886)

NET EXPENSES	127,933

NET INVESTMENT INCOME	43,353

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(225,956)
Net change in unrealized appreciation on investments	85,544
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(140,412)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(97,059)

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	June 30, 2023	Year Ended
	(Unaudited)	December 31, 2022
FROM OPERATIONS
Net investment income	$43,353	$179,610
Net realized loss from investments	(225,956)	(2,533,005)
Net change in unrealized appreciation (depreciation) on investments	85,544	(59,525)
Net decrease in net assets resulting from operations	(97,059)	(2,412,920)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class 1	—	(0	) (a)
Class 2	—	(204,587)
Decrease in net assets from distributions to shareholders	—	(204,587)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	203,439	14,460,761
Net asset value of shares issued in
Reinvestment of dividends and distributions to shareholders:
Class 1	—	0	(a)
Class 2	—	204,587
Payments for shares redeemed:
Class 2	(738,573)	(23,594,134)
Net decrease in net assets from shares of beneficial interest	(535,134)	(8,928,786)

TOTAL DECREASE IN NET ASSETS	(632,193)	(11,546,293)

NET ASSETS
Beginning of Period	10,542,722	22,089,015
End of Period	$9,910,529	$10,542,722

SHARE ACTIVITY
Class 1:
Share Reinvested	—	0	(b)
Net increase in shares of beneficial interest outstanding	—	0	(b)

Class 2:
Shares Sold	27,000	1,732,012
Shares Reinvested	—	26,674
Shares Redeemed	(97,650)	(2,853,426)
Net decrease in shares of beneficial interest outstanding	(70,650)	(1,094,740)

(a)	Amount is less than $0.50.

(b)	Amount is less than 0.50 shares.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period	$7.95		$9.23	$9.47	$9.33	$9.45	$10.36
Activity from investment operations:
Net investment income (1)	0.09		0.19	0.27	0.19	0.28	0.18
Net realized and unrealized gain (loss) on investments	(0.14)		(1.32)	(0.48)	0.15	0.01	(0.58)
Total from investment operations	(0.05)		(1.13)	(0.21)	0.34	0.29	(0.40)
Less distributions from:
Net investment income	—		(0.15)	(0.03)	(0.20)	(0.41)	(0.36)
Net realized gains	—		—	—	—	—	(0.15)
Total distributions	—		(0.15)	(0.03)	(0.20)	(0.41)	(0.51)
Net asset value, end of period	$7.90		$7.95	$9.23	$9.47	$9.33	$9.45
Total return (2)	(0.63	)% (6)	(12.27)%	(2.18)%	3.71%	3.12%	(4.00)%
Net assets, end of period	$10		$10	$11	$11	$11	$11
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.10	% (5)	1.63%	1.52%	1.44%	1.38%	1.26%
Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.00	% (5)	1.63%	1.52%	1.44%	1.38%	1.26%
Ratio of net investment income to average net assets (3,4)	2.26	% (5)	2.26%	2.82%	1.95%	3.13%	2.93%
Portfolio Turnover Rate	331	% (6)	1084%	579%	1825%	501%	300%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class 2
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2023		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period	$7.57		$8.88	$9.13	$9.12	$9.26	$10.34
Activity from investment operations:
Net investment income (1)	0.03		0.09	0.08	0.02	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.10)		(1.25)	(0.30)	0.20	0.03	(0.87)
Total from investment operations	(0.07)		(1.16)	(0.22)	0.22	0.27	(0.63)
Less distributions from:
Net investment income	—		(0.15)	(0.03)	(0.21)	(0.41)	(0.30)
Net realized gains	—		—	—	—	—	(0.15)
Total distributions	—		(0.15)	(0.03)	(0.21)	(0.41)	(0.45)
Net asset value, end of period	$7.50		$7.57	$8.88	$9.13	$9.12	$9.26
Total return (2)	(0.92	)% (6)	(13.12)%	(2.39)%	2.42%	2.95%	(6.17)%
Net assets, end of period (000s)	$9,911		$10,543	$22,089	$27,419	$20,434	$30,628
Ratio of gross expenses before waiver/reimbursement to average net assets (3)	2.60	% (5)	2.13%	2.02%	1.94%	1.88%	1.76%
Ratio of net expenses after waiver/reimbursement to average net assets (3)	2.50	% (5)	2.13%	2.02%	1.94%	1.88%	1.76%
Ratio of net investment income to average net assets (3,4)	0.85	% (5)	1.14%	0.85%	0.26%	2.52%	2.43%
Portfolio Turnover Rate	331	% (6)	1084%	579%	1825%	501%	300%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investments companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investments in which the Fund invests.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2023

1.	ORGANIZATION

The BTS Tactical Fixed Income VIT Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized on November 2, 2005 under the laws of the State of Delaware and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund commenced operations on April 29, 2013.

The Fund currently offers two classes of shares: Class 1 shares and Class 2 shares. Class 1 and Class 2 shares are offered at net asset value. Each class of shares of the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of June 30, 2023 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,776,399	$—	$—	$9,776,399
Collateral For Securities Loaned	2,594,200	—	—	2,594,200
Money Market Fund	156,543	—	—	156,543
Total	$12,527,142	$—	$—	$12,527,142

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for Classification.

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or a discount to net asset value. Each ETF like a mutual fund is subject to specific risks depending on the type of strategy (actively managed or passively tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021, or expected to be taken in the Fund’s December 31, 2022 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits can exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

Securities Lending Risk – The Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund (see additional information at Note 7).

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government Obligations, amounted to $28,427,558 and $28,839,368, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

BTS Asset Management, Inc. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended June 30, 2023, the Advisor earned advisory fees of $43,513.

The Advisor has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2024 so that the total annual operating expenses excluding (i) any front- end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) of the Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

foregoing expense limits. This agreement may be terminated only by the Board, on 60 days’ written notice to the Advisor. During the six months ended June 30, 2023 the Advisor waived $4,886 in fees pursuant to the Waiver Agreement. As of June 30, 2023 there are no previously waived fees available for recapture.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (“the “Distributor”). The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.50% per year of the average daily net assets of Class 2 shares. For the six months ended June 30, 2023, the Fund incurred distribution fees under the Plan of $25,596 for Class 2 shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class 1 and Class 2 shares. For the six months ended June 30, 2023, the Distributor did not receive any underwriting commissions for sales of the Fund’s shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	Depreciation	(Depreciation)
$12,476,574	$51,706	$(1,138)	$50,568

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended December 31, 2022, and December 31, 2021, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2022	December 31, 2021
Ordinary Income	$204,587	$71,636
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$204,587	$71,636

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

As of December 31, 2022, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$179,485	$—	$—	$(5,811,440)	$—	$(34,976)	$(5,666,931)

At December 31, 2022, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$5,811,432	$8	$5,811,440	$—

7.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Fund’s security lending procedures. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of June 30, 2023.

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
State Street Institutional U.S. Government Money Market Fund – Premier Class	$2,594,200	$—	$—	$—	$2,594,200

At June 30, 2023, the Fund had loaned securities and received cash collateral for the loan. This cash was invested in the State Street Institutional U.S. Government Money Market Fund – Premier Class as shown in the Schedule of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the securities loaned for the Fund totaled $2,552,380 as of June 30, 2023. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral For Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $2,594,200 for the Fund as of June 30, 2023.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

The amount of Collateral for Securities Loaned is offset by a liability recorded as “Securities Lending Collateral Payable” as shown on the Statement of Assets and Liabilities as of June 30, 2023.

		Gross		Gross	Net Amounts
		Amounts of		Amounts of	Presented in the	Financial	Cash
		Recognized		Recognized	Statement of	Instruments	Collateral		Net Amount of
Description of Liability	Counterparty	Assets		Liabilities	Assets & Liabilities	Pledged	Pledged		Assets & Liabilities
Securities lending collateral	Securities Finance Trust Co.	$2,594,200	(1)	$—	$2,594,200	$—	$2,594,200	(2)	$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

8.	LINE OF CREDIT

The Fund has entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $1,000,000 or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Fund. Borrowings under this agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit is July 31, 2023. During the six months ended June 30, 2023 the Fund did not access the line of credit.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, Nationwide Life Insurance Co. and Jefferson National Life Insurance Co. held approximately 74.82% and 25.18%, respectively, of the voting securities of the Fund for the benefit of others.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Xtrackers USD High Yield Corporate Bond ETF (“HYLB”). HYLB seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index. The Fund may redeem its investment from HYLB at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of HYLB. The financial statements of HYLB, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in HYLB was 26.2%.

The Fund currently invests a portion of its assets in the iShares iBoxx High Yield Corporate Bond ETF (“HYG”). HYG seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds. The Fund may redeem its investment from HYG at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of HYG. The financial statements of HYG, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in HYG was 26.1%.

The Fund currently invests a portion of its assets in the SPDR Bloomberg High Yield Bond ETF (“JNK”). JNK seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Bloomberg High Yield Very Liquid Index. The Fund may redeem its investment from JNK at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of JNK. The financial statements of JNK, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2023, the percentage of the Fund’s net assets invested in JNK was 26.1%.

BTS Tactical Fixed Income VIT Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2023

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

BTS Tactical Fixed Income VIT Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023.

Actual Expenses

The “Actual” expenses lines in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses lines in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, or other expenses charged by your insurance contract or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning Account	Ending	Expense Paid
	Annualized	Value	Account Value	During Period
Actual	Expense Ratio	1/1/23	6/30/23	1/1/23 – 6/30/23*
Class 1	2.00%	$1,000.00	$993.70	$9.89
Class 2	2.50%	$1,000.00	$990.80	$12.34

Hypothetical	Fund’s	Beginning	Ending	Expense Paid
(5% return before	Annualized	Account Value	Account Value	During Period
expenses)	Expense Ratio	1/1/23	6/30/23	1/1/23 – 6/30/23*
Class 1	2.00%	$1,000.00	$1,014.88	$9.99
Class 2	2.50%	$1,000.00	$1,012.40	$12.47

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

BTS Tactical Fixed Income VIT Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-287-9820 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-287-9820.

INVESTMENT ADVISOR
BTS Asset Management, Inc.
55 Old Bedford Road, Suite 203
Lincoln, MA 01773

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

BTSVIT-SA23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/23

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/8/23